Business Developments [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

MUAH

On June 24, 2013, MUFG Union Bank, N.A. (“MUB”) acquired PB Capital Corporation’s institutional commercial real estate (“CRE”) lending division for ¥358,040 million in cash. The purpose of this transaction was to expand MUAH’s CRE presence in the U.S., and provide both geographic and asset class diversification. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. Measurement period adjustments were applied to the acquisition date fair values, which resulted in recording goodwill of ¥23,115 million as of March 31, 2014. During the fiscal years ended March 31, 2015 and 2016, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill.

Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd.

On March 20, 2014, MUMSS acquired 75% ownership of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., of which 51% and 24% of ownership was acquired from MUSHD and BTMU, respectively, resulting in BTMU holding the remaining 25% ownership. 40% of the difference between the cash paid by MUMSS and the cost basis of assets and liabilities was ¥13,839 million, which was allocated as a reduction in Noncontrolling interests with a corresponding increase in Capital surplus. The purpose of the reorganization is to leverage MUFG’s broad customer base, utilize Morgan Stanley’s global and high-quality insight, and further its collaborations with other group companies by strengthening its coordination with MUMSS. In connection with the reorganization, Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. entered into a new service agreement with Morgan Stanley, and changed its name to Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd.

MUTB’s Acquisition of Butterfield Fulcrum Group

On September 20, 2013, MUTB acquired 100% ownership of FGL Lux Holdings, S.a r.l., a holding company of Butterfield Fulcrum Group, a global alternative fund administrator, headquartered in Bermuda for ¥30,191 million in cash. MUTB has focused on strengthening its global trust banking business based on its medium-term management plan, and conducted several strategic investments in overseas asset managers. The purpose of this transaction, through the investment in a fund administration company, was to expand MUTB’s overseas asset administration capabilities. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date, and measurement period adjustments were applied to the acquisition date fair values, which resulted in recording goodwill of ¥14,443 million and intangible assets of ¥21,646 million as of March 31, 2014. During the fiscal years ended March 31, 2015 and 2016, no measurement period adjustments were applied to the acquisition date fair values. Upon conclusion of the acquisition, Butterfield Fulcrum Group was renamed Mitsubishi UFJ Fund Services Holdings Limited.

BTMU’s Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade

In May 2013, BTMU acquired approximately 20% of the ordinary shares of Vietnam Joint Stock Commercial Bank for Industry and Trade (“VietinBank”) for ¥75,136 million. VietinBank is one of the major Vietnamese state-owned commercial banks in terms of assets. Considering both BTMU’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of VietinBank and applied the equity method of accounting for its investment.

BTMU’s Acquisition of Bank of Ayudhya Public Company Limited

On December 18, 2013, BTMU completed a Voluntary Tender Offer (“VTO”) for Krungsri shares at Thai baht 39 per share. Upon the completion of the VTO, BTMU purchased 72.01% of Krungsri’s total outstanding shares for ¥545,840 million in cash. As a result of the acquisition of a majority stake in Krungsri by BTMU, Krungsri became a subsidiary of BTMU. The MUFG Group recorded goodwill of ¥217,386 million and intangible assets of ¥214,607 million at the acquisition date. The MUFG Group also recorded noncontrolling interests of ¥202,223 million at fair value determined by the quoted market price as of the acquisition date.

Krungsri is a commercial bank with deep market knowledge in Thailand offering diversified financial services to a wide ranging client base. Hence, the investment in Krungsri is part of BTMU’s strategy to establish a full-fledged commercial banking platform in Asia. The purpose of the acquisition is to strengthen the business foundation in Asia, providing comprehensive financial services to various local and multinational corporate customers.

Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch

On January 5, 2015, BTMU integrated the former BTMU Bangkok Branch with Krungsri through the contribution in kind of the former BTMU Bangkok Branch business to Krungsri, which was treated as a common control transaction. In exchange for the contribution in kind, Krungsri issued 1,281,618,026 common shares at Thai baht 40.49 per share to BTMU. After the integration, BTMU holds 5,655,332,146 common shares in Krungsri, and the percentage of Krungsri’s shares held by BTMU is 76.88%.

The change in noncontrolling ownership interests of Krungsri including the contribution in kind of the former BTMU Bangkok Branch was ¥15,269 million, resulting in a corresponding increase in Noncontrolling interests and a decrease in Capital surplus.

Mitsubishi UFJ Fund Services’s Acquisition of UBS Global Asset Management’s Alternative Fund Services Business

On December 11, 2015, Mitsubishi UFJ Fund Services Holdings Limited (“Mitsubishi UFJ Fund Services”), a global asset servicing subsidiary of MUTB, acquired the alternative fund services business of UBS Global Asset Management for ¥24,601 million in cash, and thereby recorded goodwill of ¥2,732 million and intangible assets of ¥7,622 million. UBS Global Asset Management is a global fund administrator providing professional services for hedge funds, funds of hedge funds, private equity funds and real estate structures. Mitsubishi UFJ Fund Services has focused on strengthening its operational abilities, to further improve the quality of services, and to expand its global network through acquisitions and investments. The purpose of this transaction is to enhance the MUFG Group’s competitiveness and scale of operations in the global fund administration market with the aim to be a global industry-leading fund administrator. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date.